Liabilities from acquisitions - Schedule of future payments of Liabilities from acquisition (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Transactions between related parties
Total liabilities from acquisitions	R$ 280,806	R$ 294,703
One to One Engine Desenvolvimento e Licenciamento de Sistemas de Informática AS – Direct One
Transactions between related parties
Total liabilities from acquisitions	25,078
One to One Engine Desenvolvimento e Licenciamento de Sistemas de Informática AS – Direct One | 2025
Transactions between related parties
Total liabilities from acquisitions	5,514
One to One Engine Desenvolvimento e Licenciamento de Sistemas de Informática AS – Direct One | 2026
Transactions between related parties
Total liabilities from acquisitions	19,564
One to One Engine Desenvolvimento e Licenciamento de Sistemas de Informática AS – Direct One | 2027
Transactions between related parties
Total liabilities from acquisitions	0
One to One Engine Desenvolvimento e Licenciamento de Sistemas de Informática AS – Direct One | 2028
Transactions between related parties
Total liabilities from acquisitions	0
Sensedata Tecnologia Ltda.
Transactions between related parties
Total liabilities from acquisitions	23,566
Sensedata Tecnologia Ltda. | 2025
Transactions between related parties
Total liabilities from acquisitions	23,566
Sensedata Tecnologia Ltda. | 2026
Transactions between related parties
Total liabilities from acquisitions	0
Sensedata Tecnologia Ltda. | 2027
Transactions between related parties
Total liabilities from acquisitions	0
Sensedata Tecnologia Ltda. | 2028
Transactions between related parties
Total liabilities from acquisitions	0
Movidesk Ltda. – Movidesk
Transactions between related parties
Total liabilities from acquisitions	232,162
Movidesk Ltda. – Movidesk | 2025
Transactions between related parties
Total liabilities from acquisitions	61,839
Movidesk Ltda. – Movidesk | 2026
Transactions between related parties
Total liabilities from acquisitions	52,419
Movidesk Ltda. – Movidesk | 2027
Transactions between related parties
Total liabilities from acquisitions	59,799
Movidesk Ltda. – Movidesk | 2028
Transactions between related parties
Total liabilities from acquisitions	R$ 58,105